Gains on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Gains (losses) on change in fair value of derivatives [abstract]
Derivative gain	$ 11	$ 81	$ 30
Hedge ineffectiveness	0	1	0
Day one loss amortisation	(3)	(7)	0
Total gains on derivatives	$ 8	$ 75	$ 30